Equity-Based Compensation (Details) - Schedule of fair value of stock options issued	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value of stock options issued [Abstract]
Expected volatility	51.21%	59.50%
Expected term (years)	6 years 3 months	6 years 3 months
Expected dividends	None	None
Risk-free rate	1.34%	0.65%